LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2025
LOANS, FINANCING AND DEBENTURES.
LOANS, FINANCING AND DEBENTURES
NOTE 13 - LOANS, FINANCING AND DEBENTURES

	Average annual rates (%) in 2025	12/31/2025	12/31/2024
Loans and Financing
Amazonas Energia S.A.	15.76	4,414,786	4,592,148
Boa Vista S.A.	5.89	176,776	158,287
Others	10.85	205,778	195,722
(-) ECL		(4,606,147)	(4,772,272)
		191,193	173,885

Debentures
Transnorte Energia	—	—	464,714
		—	464,714

Principal		10,241	460,718
Charges		384	14,741
Current		10,625	475,459

Non-current		180,568	163,140

		191,193	638,599
The loans and financing granted are funded with the Company’s own resources and are substantially indexed to the IGP‑M and the IPCA. The profile of loans and financing receivable is presented in Note 37.4.
13.1 – Movements in Loans Receivable

	2025	2024
Opening balance as of January 1	638,599	628,150
Effect on cash flow:
Receiving principal	(447,231)	(12,675)
Interest received	(209,698)	(57,665)
Non-cash effect:
Expected Credit Losses (ECL)	166,125	(14,566)
Loss from write-off of Itaipu receivables	—	(9,964)
Exchange rate changes	33,846	94,042
Foreign exchange variations incurred	—	11,277
Monetary variations incurred	9,552	—
Final balance on December 31	191,193	638,599
In September 2025, the Company received the updated amount of R$483,375 related to the settlement of debentures issued by Transnorte Energia S.A. (TNE).
13.2 – Expected Credit Losses (ECL) on Loans Receivable
As of 31 December 2025, the expected credit loss (ECL) recognized amounted to R$4,606,149 (R$4,772,272 as of 31 December 2024). Of this amount, R$4,414,786 relates to Amazonas Energia, (R$4,592,148 on December 31, 2024) whose credits were fully recorded on December 31, 2024. For the financial year ended December 31, 2025, the receivables from Amazonas Energia remained fully provisioned. The Company does not recognize the monetary adjustment on these receivables, as it considers their collection to be unlikely.
Accounting Policy
The Company recognizes initially the financings and loans receivable at fair value, that, in those cases, represent the transaction values, and are later updated for interest, inflation and exchange rate variations less the values received and the Estimated Credit Loss - ECL.
Estimates and critical judgments
For the recognition of the PCE, the Company individually assesses debtors for default risk, taking into consideration the debtor’s financial position, historical default experience, and expectations based on known economic and financial information about such debtors.